COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
(a)Capital commitments
The Company had the following capital commitments at the end of the year:

	2024	2023	2022
	US$’000	US$’000	US$’000
Construction in progress	3,047	11,270	22,706
(b) Lease contingency

The Company is party to a lease with Janssen under which the Company expects to lease an approximately 106,000 square foot manufacturing facility from Janssen located in Raritan, New Jersey. That lease will become effective and recorded as a lease on a future date contingent on Legend's assumption of control of such Raritan facility upon the effective date of a long-term product supply agreement with Janssen for Carvykti, which is referred to as the Facility Transition Date. For this facility, which the Company collaboratively operates with Janssen, the Company continues to invest in manufacturing, quality, information technology and distribution capabilities to support the commercialization of CARVYKTI.